Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 90,038	$ 78,938
Time deposits	11,780	27,440
Accounts receivable	4,884	15,359
Assets held for sale	8,057	0
Due from Manager	48	558
Inventories	12,036	9,265
Derivative assets current	99	0
Accrued revenue	557	158
Restricted cash	3,400	0
Prepaid expenses and other current assets	3,835	4,271
Total current assets	134,734	135,989
FIXED ASSETS:
Vessels, net	942,164	944,706
Advances for vessels	9,126	19,294
Total fixed assets	951,290	964,000
OTHER NON CURRENT ASSETS:
Deferred financing costs	160	258
Restricted cash	18,754	13,701
Derivative assets long-term	54	0
Accrued revenue	75	455
Other non current assets	562	240
Total assets	1,105,629	1,114,643
CURRENT LIABILITIES:
Current portion of long-term debt, net	75,784	64,054
Liability directly associated with assets held for sale	3,983	0
Unearned revenue	6,223	3,040
Trade accounts payable	13,480	12,965
Accrued liabilities	4,663	6,595
Derivative liabilities current	582	121
Due to Manager	0	9
Total current liabilities	104,715	86,784
Long-term debt, net	531,883	536,995
Unearned revenue Long-term	3,536	648
Derivative liabilities long-term	1,396	0
Other liabilities	1,240	274
Total liabilities	642,770	624,701
MEZZANINE EQUITY - Redeemable non-controlling interest	18,112	17,200
SHAREHOLDERS’ EQUITY:
Common stock, $0.001 par value; 200,000,000 authorized, 104,251,019 and 102,174,594 issued and outstanding at December 31, 2019 and 2020, respectively	102	104
Preferred stock, $0.01 par value; 20,000,000 authorized, 2,300,000 and 2,297,504 Series C Preferred Shares, 3,200,000 and 3,195,050 Series D Preferred Shares, issued and outstanding at December 31, 2019 and 2020, respectively	55	55
Additional paid in capital	354,284	356,963
Retained earnings	90,306	115,620
Total shareholders’ equity	444,747	472,742
Total liabilities, mezzanine equity and shareholders’ equity	$ 1,105,629	$ 1,114,643
Common stock, par value (in USD per share)	$ 0.001	$ 0.001
Ordinary shares authorized (in shares)	200,000,000	200,000,000
Common Stock, Shares, Issued	102,174,594	104,251,019
Common Stock, Shares, Outstanding	102,174,594	104,251,019
Preferred stock, par value (in USD per share)	$ 0.01	$ 0.01
Preference shares authorized (in shares)	20,000,000	20,000,000